Commission expense (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission expense [abstract]
Disclosure of details of fee and commission expense
The detail of commission expense is as follows:

EUR million
	2022	2021	2020
Commissions assigned to third parties	2,554	1,993	1,856
Cards	1,872	1,355	1,249
By collection and return of effects	18	16	12
Other fees assigned	664	622	595
Other commissions paid	1,523	1,317	1,153
Brokerage fees on lending and deposit transactions	77	60	26
Sales of insurance and pension funds	340	341	248
Other fees and commissions	1,106	916	879
	4,077	3,310	3,009